Acquisitions - Schedule of Pro Forma Information (Details) - EquiPower and Duke Midwest Acquisitions - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Revenue	$ 4,860	$ 5,574
Net Income (Loss) from continuing operations	308	(613)
Noncontrolling Interest
Business Acquisition [Line Items]
Net Income (Loss) from continuing operations	(3)	6
Dynegy Inc
Business Acquisition [Line Items]
Net Income (Loss) from continuing operations	$ 311	$ (619)